VOYA PARTNERS, INC.

Voya Index Solution Income Portfolio	Voya Solution Conservative Portfolio
Voya Index Solution 2015 Portfolio	Voya Solution Income Portfolio
Voya Index Solution 2020 Portfolio	Voya Solution Moderately Aggressive Portfolio
Voya Index Solution 2025 Portfolio	Voya Solution Moderately Conservative Portfolio
Voya Index Solution 2030 Portfolio	Voya Solution 2015 Portfolio
Voya Index Solution 2035 Portfolio	Voya Solution 2020 Portfolio
Voya Index Solution 2040 Portfolio	Voya Solution 2025 Portfolio
Voya Index Solution 2045 Portfolio	Voya Solution 2030 Portfolio
Voya Index Solution 2050 Portfolio	Voya Solution 2035 Portfolio
Voya Index Solution 2055 Portfolio	Voya Solution 2040 Portfolio
Voya Index Solution 2060 Portfolio	Voya Solution 2045 Portfolio
Voya Solution Aggressive Portfolio	Voya Solution 2050 Portfolio
Voya Solution Balanced Portfolio	Voya Solution 2055 Portfolio
Voya Solution 2060 Portfolio

VOYA SEPARATE PORTFOLIOS TRUST

Voya Retirement Solution Income Fund	Voya Retirement Solution 2035 Fund
Voya Retirement Solution 2020 Fund	Voya Retirement Solution 2040 Fund
Voya Retirement Solution 2025 Fund	Voya Retirement Solution 2045 Fund
Voya Retirement Solution 2030 Fund	Voya Retirement Solution 2050 Fund
Voya Retirement Solution 2055 Fund

VOYA SERIES FUND, INC.

Voya Global Target Payment Fund

Supplement dated July 30, 2015

to the Current Prospectuses, Summary Prospectuses

and Statements of Additional Information

for the above named Funds and Portfolios

Effective August 7, 2015, Frank van Etten will no longer manage the Funds and Portfolios. Effective August 7, 2015 the Funds’ and Portfolios’ Prospectuses, Summary Prospectuses and Statements of Additional Information are hereby revised to remove all references to Frank van Etten as a portfolio manager for the Funds and Portfolios.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE